Consolidated Statement of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commissions	$ 400.9	$ 344.7	$ 727.7	$ 616.7	$ 1,302.5	$ 1,127.4	$ 957.3
Fees	268.9	242.2	508.6	457.8	971.7	870.2	735.0
Supplemental commissions	18.3	16.6	35.6	33.7	67.9	56.0	60.8
Contingent commissions	14.5	10.3	37.0	29.3	42.9	38.1	36.8
Investment income	1.6	3.1	2.9	5.3	10.4	8.1	6.9
Gains on books of business sales	2.9		3.3	0.7	3.9	5.5	5.9
Revenues from clean coal activities	72.2	31.8	129.2	51.9	119.6	29.2	65.6
Other net revenues (loss)	0.2	1.2	9.3	1.3	1.4	0.2	(4.1)
Total revenues	779.5	649.9	1,453.6	1,196.7	2,520.3	2,134.7	1,864.2
Compensation	415.5	364.1	799.4	708.5	1,493.4	1,326.1	1,117.5
Operating	137.8	123.7	271.6	232.0	483.2	419.0	354.6
Cost of revenues from clean coal activities	76.6	29.0	134.7	46.7	111.6	32.0	64.0
Interest	11.9	10.8	23.1	21.4	43.0	40.8	34.6
Depreciation	13.1	10.2	23.9	19.9	41.4	35.9	32.3
Amortization	29.7	26.2	59.3	47.3	99.0	79.3	60.8
Change in estimated acquisition earnout payables	(2.5)	(5.2)	1.9	(2.7)	3.4	(6.2)	(2.6)
Total expenses	682.1	558.8	1,313.9	1,073.1	2,275.0	1,926.9	1,661.2
Earnings from continuing operations before income taxes	97.4	91.1	139.7	123.6	245.3	207.8	203.0
Provision for income taxes	3.9	19.4	5.7	23.8	50.3	63.7	39.7
Earnings (loss) from continuing operations		71.7			195.0	144.1	163.3
Discontinued operations:
Earnings from discontinued operations before income taxes							3.2
Benefit for income taxes							(7.6)
Earnings from discontinued operations							10.8
Net earnings	$ 93.5	$ 71.7	$ 134.0	$ 99.8	$ 195.0	$ 144.1	$ 174.1
Basic net earnings per share:
Earnings from continuing operations		$ 0.60			$ 1.61	$ 1.29	$ 1.56
Earnings from discontinued operations							$ 0.10
Basic net earnings per share	$ 0.73	$ 0.60	$ 1.06	$ 0.85	$ 1.61	$ 1.29	$ 1.66
Diluted net earnings per share:
Earnings from continuing operations		$ 0.59			$ 1.59	$ 1.28	$ 1.56
Earnings from discontinued operations							$ 0.10
Diluted net earnings per share	$ 0.73	$ 0.59	$ 1.04	$ 0.83	$ 1.59	$ 1.28	$ 1.66
Dividends declared per common share	$ 0.35	$ 0.34	$ 0.70	$ 0.68	$ 1.36	$ 1.32	$ 1.28